UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2020

Item 1.

Reports to Stockholders

Fidelity® SAI Long-Term Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2020

% of fund's investments
1 - 1.99%	5.0
2 - 2.99%	41.2
3 - 3.99%	49.4
4 - 4.99%	4.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
U.S. Treasury Obligations	99.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Obligations - 99.6%
U.S. Treasury Bonds:
1.25% 5/15/50 (a)	$35,143,000	$33,144,242
1.375% 8/15/50	17,590,000	17,128,263
2% 2/15/50	22,081,800	24,852,376
2.25% 8/15/46	20,328,000	23,830,610
2.25% 8/15/49	29,316,000	34,679,912
2.375% 11/15/49	10,250,000	12,452,148
2.5% 2/15/45	21,626,700	26,425,969
2.5% 2/15/46	3,241,000	3,971,491
2.5% 5/15/46	28,444,000	34,888,344
2.75% 8/15/42	15,408,500	19,612,131
2.75% 11/15/42	26,219,100	33,334,103
2.75% 8/15/47	22,049,000	28,441,488
2.75% 11/15/47	21,381,000	27,619,074
2.875% 5/15/43	28,255,200	36,628,010
2.875% 8/15/45	19,227,100	25,083,104
2.875% 11/15/46	29,142,000	38,272,780
2.875% 5/15/49	33,933,000	45,267,857
3% 5/15/42	5,841,700	7,714,467
3% 11/15/44	800	1,061
3% 5/15/45	30,720,800	40,867,064
3% 11/15/45	18,670,000	24,906,218
3% 2/15/47	24,007,000	32,247,215
3% 5/15/47	17,515,000	23,559,043
3% 2/15/48	27,839,000	37,606,574
3% 8/15/48	25,393,000	34,426,361
3% 2/15/49	35,485,000	48,269,303
3.125% 11/15/41	6,159,700	8,269,638
3.125% 2/15/42	7,568,100	10,182,346
3.125% 2/15/43	15,785,600	21,252,597
3.125% 8/15/44	23,681,300	32,009,532
3.125% 5/15/48	41,548,000	57,433,620
3.375% 5/15/44	25,996,800	36,447,311
3.375% 11/15/48	35,568,000	51,473,565
3.625% 8/15/43	4,114,600	5,960,866
3.625% 2/15/44	500	726
3.75% 8/15/41	14,794,700	21,592,171
3.75% 11/15/43	3,083,100	4,548,777
4.25% 11/15/40	14,500,800	22,413,365
4.375% 5/15/41	6,823,700	10,737,732
4.75% 2/15/41	4,161,900	6,830,718
		1,004,382,172
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $897,159,732)		1,004,382,172
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 0.12% (b)	4,882,959	$4,883,936
Fidelity Securities Lending Cash Central Fund 0.11% (b)(c)	26,986,741	26,989,440
TOTAL MONEY MARKET FUNDS
(Cost $31,873,376)		31,873,376
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $929,033,108)		1,036,255,548
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(28,024,108)
NET ASSETS - 100%		$1,008,231,440

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,645
Fidelity Securities Lending Cash Central Fund	2,723
Total	$5,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,004,382,172	$--	$1,004,382,172	$--
Money Market Funds	31,873,376	31,873,376	--	--
Total Investments in Securities:	$1,036,255,548	$31,873,376	$1,004,382,172	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,708,300) — See accompanying schedule: Unaffiliated issuers (cost $897,159,732)	$1,004,382,172
Fidelity Central Funds (cost $31,873,376)	31,873,376
Total Investment in Securities (cost $929,033,108)		$1,036,255,548
Receivable for investments sold		12,233,212
Interest receivable		4,041,452
Distributions receivable from Fidelity Central Funds		2,193
Prepaid expenses		2,331
Receivable from investment adviser for expense reductions		13,608
Total assets		1,052,548,344
Liabilities
Payable for investments purchased	$17,260,296
Payable for fund shares redeemed	3
Distributions payable	333
Accrued management fee	34,393
Other payables and accrued expenses	32,439
Collateral on securities loaned	26,989,440
Total liabilities		44,316,904
Net Assets		$1,008,231,440
Net Assets consist of:
Paid in capital		$881,726,798
Total accumulated earnings (loss)		126,504,642
Net Assets		$1,008,231,440
Net Asset Value, offering price and redemption price per share ($1,008,231,440 ÷ 76,663,278 shares)		$13.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Interest		$10,037,156
Income from Fidelity Central Funds (including $2,723 from security lending)		5,368
Total income		10,042,524
Expenses
Management fee	$224,536
Custodian fees and expenses	5,526
Independent trustees' fees and expenses	1,739
Registration fees	13,012
Audit	26,605
Legal	354
Miscellaneous	1,402
Total expenses before reductions	273,174
Expense reductions	(100,828)
Total expenses after reductions		172,346
Net investment income (loss)		9,870,178
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	47,491,845
Fidelity Central Funds	923
Total net realized gain (loss)		47,492,768
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	4,851,909
Fidelity Central Funds	(19)
Total change in net unrealized appreciation (depreciation)		4,851,890
Net gain (loss)		52,344,658
Net increase (decrease) in net assets resulting from operations		$62,214,836

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,870,178	$7,679,418
Net realized gain (loss)	47,492,768	1,592,963
Change in net unrealized appreciation (depreciation)	4,851,890	101,908,235
Net increase (decrease) in net assets resulting from operations	62,214,836	111,180,616
Distributions to shareholders	(9,831,775)	(7,507,765)
Share transactions
Proceeds from sales of shares	237,760,153	911,451,355
Reinvestment of distributions	9,800,795	6,133,403
Cost of shares redeemed	(347,152,633)	(26,055,371)
Net increase (decrease) in net assets resulting from share transactions	(99,591,685)	891,529,387
Total increase (decrease) in net assets	(47,208,624)	995,202,238
Net Assets
Beginning of period	1,055,440,064	60,237,826
End of period	$1,008,231,440	$1,055,440,064
Other Information
Shares
Sold	17,664,264	79,471,027
Issued in reinvestment of distributions	729,751	524,505
Redeemed	(25,589,028)	(2,332,959)
Net increase (decrease)	(7,195,013)	77,662,573

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017	2016 B
Selected Per–Share Data
Net asset value, beginning of period	$12.59	$9.72	$9.59	$9.86	$10.69	$10.00
Income from Investment Operations
Net investment income (loss)C	.117	.251	.292	.278	.271	.107
Net realized and unrealized gain (loss)	.560	2.876	.123	(.272)	(.767)	.689
Total from investment operations	.677	3.127	.415	.006	(.496)	.796
Distributions from net investment income	(.117)	(.257)	(.285)	(.276)	(.268)	(.106)
Distributions from net realized gain	–	–	–	–	(.066)	–
Total distributions	(.117)	(.257)	(.285)	(.276)	(.334)	(.106)
Net asset value, end of period	$13.15	$12.59	$9.72	$9.59	$9.86	$10.69
Total ReturnD,E	5.36%	32.55%	4.38%	(.03)%	(4.77)%	8.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.08%	.20%	.18%	.16%	.20%H
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.06%	.11%	.15%H
Expenses net of all reductions	.03%H	.03%	.03%	.06%	.11%	.15%H
Net investment income (loss)	1.75%H	2.21%	2.99%	2.77%	2.57%	2.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,008,231	$1,055,440	$60,238	$825,447	$764,713	$728,409
Portfolio turnover rateI	60%H	18%	57%	128%	25%	18%J

 A For the year ended February 29.

 B For the period October 8, 2015 (commencement of operations) to February 29, 2016.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Fidelity SAI Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$111,604,725
Gross unrealized depreciation	(5,078,207)
Net unrealized appreciation (depreciation)	$106,526,518
Tax cost	$929,729,030

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(17,627,837)
Long-term	(9,440,961)
Total capital loss carryforward	$(27,068,798)

Due to large subscriptions in September 2019, $26,325,722 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $3,662,975 per year.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity SAI Long-Term Treasury Bond Index Fund	$1,276

During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $197. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $100,630.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $198.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Fidelity Core Income Fund were the owners of record of approximately 100% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity SAI Long-Term Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,053.60	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

SV5-SANN-1020
1.9869415.104

Fidelity® SAI U.S. Treasury Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2020

% of fund's investments
0.01 - 0.99%	11.4
1 - 1.99%	28.0
2 - 2.99%	46.6
3 - 3.99%	6.4
4 - 4.99%	1.8
5 - 5.99%	1.0
6 - 6.99%	1.9
7 - 7.99%	1.8
8 - 8.99%	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
U.S. Treasury Obligations	98.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value
U.S. Treasury Obligations - 98.9%
U.S. Treasury Bonds:
1.125% 5/15/40	$48,080,000	$47,201,038
1.25% 5/15/50	25,534,000	24,081,754
1.375% 8/15/50	13,837,000	13,473,779
2% 2/15/50	10,734,000	12,080,782
2.25% 8/15/46	28,177,000	33,032,029
2.25% 8/15/49	52,680,000	62,318,794
2.375% 11/15/49	29,883,000	36,303,176
2.5% 2/15/45	1,000	1,222
2.5% 2/15/46	28,524,000	34,953,042
2.5% 5/15/46	44,109,000	54,102,445
2.75% 8/15/42	21,638,000	27,541,117
2.75% 11/15/42	19,826,000	25,206,126
2.75% 8/15/47	33,433,000	43,125,958
2.75% 11/15/47	23,318,000	30,121,209
2.875% 5/15/43	21,584,000	27,979,946
2.875% 8/15/45	3,287,000	4,288,123
2.875% 11/15/46	19,408,000	25,488,921
3% 5/15/42	8,638,000	11,407,221
3% 5/15/45	14,055,000	18,696,993
3% 11/15/45	11,404,000	15,213,203
3% 2/15/47	6,185,000	8,307,953
3% 5/15/47	17,092,000	22,990,075
3% 2/15/48	2,970,000	4,012,052
3% 2/15/49	6,950,000	9,453,900
3.125% 11/15/41	6,664,000	8,946,680
3.125% 2/15/43	1,000	1,346
3.375% 11/15/48	3,033,000	4,389,320
3.5% 2/15/39	315,000	439,905
3.625% 8/15/43	1,000	1,449
3.625% 2/15/44	7,311,000	10,611,517
3.75% 8/15/41	12,045,000	17,579,113
3.75% 11/15/43	2,984,000	4,402,566
3.875% 8/15/40	10,674,000	15,723,302
4.25% 5/15/39	7,898,000	12,052,780
4.375% 2/15/38	17,484,000	26,796,962
4.375% 11/15/39	4,140,000	6,432,202
4.375% 5/15/41	817,000	1,285,626
4.5% 2/15/36 (a)	5,878,000	8,869,581
4.5% 8/15/39	3,831,000	6,024,846
4.625% 2/15/40	1,505,000	2,410,410
4.75% 2/15/37	13,000	20,413
5% 5/15/37	2,667,000	4,308,247
5.25% 11/15/28	1,000	1,377
5.25% 2/15/29	9,219,000	12,775,877
5.375% 2/15/31	10,273,000	15,133,012
5.5% 8/15/28	2,865,000	3,971,271
6% 2/15/26	3,771,000	4,927,636
6.125% 11/15/27	3,404,000	4,769,988
6.125% 8/15/29	244,000	361,625
6.25% 8/15/23	25,875,000	30,537,554
6.25% 5/15/30	5,578,000	8,517,998
6.5% 11/15/26	39,000	53,633
6.625% 2/15/27	50,000	69,770
6.75% 8/15/26	23,000	31,659
6.875% 8/15/25	11,691,000	15,486,922
7.125% 2/15/23	12,111,000	14,187,374
7.25% 8/15/22	38,000	43,299
7.5% 11/15/24	15,867,000	20,701,477
7.625% 11/15/22	50,000	58,273
7.625% 2/15/25	20,938,000	27,798,467
8% 11/15/21	17,000	18,610
U.S. Treasury Notes:
0.125% 4/30/22	15,621,000	15,616,729
0.125% 7/15/23	14,448,000	14,438,970
0.25% 5/31/25	17,544,000	17,539,888
0.25% 6/30/25	23,781,000	23,767,995
0.25% 7/31/25	65,915,000	65,858,347
0.25% 8/31/25	8,054,000	8,045,820
0.375% 3/31/22	18,347,000	18,412,935
0.375% 4/30/25	11,267,000	11,329,057
0.375% 7/31/27	12,423,000	12,327,886
0.5% 3/31/25	4,000	4,046
0.5% 4/30/27	3,544,000	3,552,306
0.5% 5/31/27	55,772,000	55,872,216
0.5% 6/30/27	23,781,000	23,814,442
0.5% 8/31/27	31,455,000	31,469,745
0.625% 3/31/27	27,705,000	28,006,941
0.625% 5/15/30	64,996,000	64,549,153
1.125% 9/30/21	10,591,000	10,700,220
1.125% 2/28/27	3,938,000	4,109,211
1.25% 10/31/21	9,937,000	10,062,765
1.25% 7/31/23	5,561,000	5,738,257
1.25% 8/31/24	46,824,000	48,751,832
1.375% 10/15/22	45,043,000	46,218,341
1.375% 2/15/23	1,000	1,030
1.375% 6/30/23	2,164,000	2,238,557
1.375% 8/31/23	1,103,000	1,143,285
1.375% 9/30/23	6,179,000	6,409,747
1.5% 8/31/21	1,000	1,013
1.5% 9/30/21	9,963,000	10,106,996
1.5% 11/30/21	1,000	1,017
1.5% 1/31/22	23,390,000	23,834,045
1.5% 8/15/22	27,251,000	27,974,855
1.5% 9/15/22	28,784,000	29,582,306
1.5% 2/28/23	4,873,000	5,037,654
1.5% 3/31/23	29,712,000	30,750,759
1.5% 9/30/24	5,723,000	6,020,998
1.5% 10/31/24	2,615,000	2,753,207
1.5% 8/15/26	48,918,000	52,105,313
1.5% 2/15/30	25,293,000	27,213,687
1.625% 8/15/22	40,000	41,161
1.625% 8/31/22	15,416,000	15,874,265
1.625% 4/30/23	2,979,000	3,096,182
1.625% 5/31/23	2,562,000	2,665,981
1.625% 10/31/23	5,035,000	5,267,279
1.625% 2/15/26	29,244,000	31,279,657
1.625% 5/15/26	25,238,000	27,037,193
1.625% 10/31/26	44,118,000	47,375,149
1.625% 8/15/29	4,973,000	5,399,590
1.75% 2/28/22	10,224,000	10,469,216
1.75% 3/31/22	34,495,000	35,366,807
1.75% 4/30/22	2,435,000	2,499,965
1.75% 5/15/22	40,000	41,088
1.75% 5/31/22	18,289,000	18,801,235
1.75% 6/15/22	2,226,000	2,289,824
1.75% 6/30/22	26,870,000	27,657,207
1.75% 7/15/22	30,621,000	31,536,042
1.75% 9/30/22	9,000	9,303
1.75% 1/31/23	31,298,000	32,516,910
1.75% 5/15/23	2,767,000	2,886,219
1.75% 6/30/24	2,263,000	2,396,305
1.75% 11/15/29	15,255,000	16,754,280
1.875% 11/30/21	34,947,000	35,692,354
1.875% 1/31/22	1,000	1,024
1.875% 2/28/22	38,169,000	39,156,027
1.875% 3/31/22	22,568,000	23,182,449
1.875% 4/30/22	23,980,000	24,668,488
1.875% 5/31/22	6,821,000	7,027,229
1.875% 7/31/22	9,867,000	10,193,459
1.875% 8/31/22	6,473,000	6,697,279
1.875% 9/30/22	18,600,000	19,273,523
1.875% 10/31/22	17,759,000	18,427,737
1.875% 8/31/24	1,000	1,066
1.875% 6/30/26	17,105,000	18,586,988
1.875% 7/31/26	11,542,000	12,550,572
2% 8/31/21	1,000	1,018
2% 10/31/21	242,000	247,180
2% 11/15/21	31,475,000	32,179,499
2% 12/31/21	18,057,000	18,500,666
2% 2/15/22	34,083,000	34,993,655
2% 7/31/22	6,247,000	6,468,817
2% 10/31/22	12,029,000	12,512,509
2% 2/15/23	49,134,000	51,371,900
2% 4/30/24	2,462,000	2,623,857
2% 6/30/24	23,075,000	24,654,195
2% 2/15/25	6,597,000	7,110,071
2% 8/15/25	44,227,000	47,974,202
2.125% 8/15/21	1,000	1,019
2.125% 9/30/21	35,117,000	35,860,493
2.125% 12/31/21	275,000	282,208
2.125% 5/15/22	39,946,000	41,289,496
2.125% 6/30/22	8,062,000	8,352,988
2.125% 11/30/23	2,629,000	2,795,161
2.125% 2/29/24	3,213,000	3,430,003
2.125% 7/31/24	20,395,000	21,921,438
2.125% 9/30/24	17,004,000	18,319,817
2.125% 11/30/24	35,744,000	38,607,709
2.25% 12/31/23	35,029,000	37,438,612
2.25% 1/31/24	7,160,000	7,664,277
2.25% 4/30/24	1,000	1,075
2.25% 10/31/24	27,138,000	29,419,288
2.25% 11/15/24	49,622,000	53,830,178
2.25% 12/31/24	6,055,000	6,579,372
2.25% 11/15/25	26,723,000	29,405,739
2.25% 3/31/26	13,873,000	15,331,833
2.25% 2/15/27	44,880,000	50,053,472
2.25% 8/15/27	884,000	990,771
2.375% 3/15/22	611,000	631,884
2.375% 1/31/23	12,947,000	13,644,924
2.375% 2/29/24	31,698,000	34,114,973
2.375% 8/15/24	35,598,000	38,630,783
2.5% 2/15/22	1,928,000	1,993,974
2.5% 3/31/23	10,634,000	11,279,517
2.5% 8/15/23	6,436,000	6,880,235
2.5% 5/15/24	45,726,000	49,618,069
2.5% 1/31/25	5,697,000	6,262,249
2.5% 2/28/26	1,000	1,118
2.625% 2/28/23	4,000	4,248
2.625% 6/30/23	20,552,000	21,987,429
2.625% 12/31/23	9,868,000	10,669,390
2.625% 3/31/25	16,295,000	18,056,897
2.625% 1/31/26	1,204,000	1,352,619
2.625% 2/15/29	43,844,000	51,121,076
2.75% 8/15/21	1,000	1,025
2.75% 9/15/21	15,883,000	16,309,856
2.75% 4/30/23	25,222,000	26,965,865
2.75% 5/31/23	1,976,000	2,116,867
2.75% 7/31/23	18,682,000	20,092,637
2.75% 8/31/23	22,940,000	24,716,954
2.75% 11/15/23	22,659,000	24,523,942
2.75% 2/28/25	24,280,000	26,998,222
2.75% 6/30/25	9,260,000	10,363,966
2.75% 8/31/25	28,037,000	31,473,723
2.75% 2/15/28	4,527,000	5,262,638
2.875% 10/15/21	6,085,000	6,269,452
2.875% 11/15/21	1,000	1,033
2.875% 10/31/23	28,284,000	30,699,188
2.875% 11/30/23	29,487,000	32,064,809
2.875% 4/30/25	14,386,000	16,134,798
2.875% 5/31/25	5,889,000	6,615,923
2.875% 5/15/28	1,352,000	1,589,128
2.875% 8/15/28	12,585,000	14,841,451
3% 9/30/25	7,460,000	8,478,756
3% 10/31/25	11,284,000	12,844,366
3.125% 11/15/28	40,703,000	48,967,617
		3,436,997,688
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,161,662,196)		3,436,997,688
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 0.12% (b)	64,113,625	$64,126,447
Fidelity Securities Lending Cash Central Fund 0.11% (b)(c)	7,228,602	7,229,325
TOTAL MONEY MARKET FUNDS
(Cost $71,355,772)		71,355,772
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $3,233,017,968)		3,508,353,460
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(32,788,736)
NET ASSETS - 100%		$3,475,564,724

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,982
Fidelity Securities Lending Cash Central Fund	2,551
Total	$43,533

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,436,997,688	$--	$3,436,997,688	$--
Money Market Funds	71,355,772	71,355,772	--	--
Total Investments in Securities:	$3,508,353,460	$71,355,772	$3,436,997,688	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,113,609) — See accompanying schedule: Unaffiliated issuers (cost $3,161,662,196)	$3,436,997,688
Fidelity Central Funds (cost $71,355,772)	71,355,772
Total Investment in Securities (cost $3,233,017,968)		$3,508,353,460
Receivable for investments sold		9,760,874
Receivable for fund shares sold		7,069,577
Interest receivable		12,389,591
Distributions receivable from Fidelity Central Funds		6,486
Prepaid expenses		4,882
Receivable from investment adviser for expense reductions		33,730
Total assets		3,537,618,600
Liabilities
Payable for investments purchased	$53,108,864
Payable for fund shares redeemed	1,489,253
Distributions payable	72,056
Accrued management fee	113,717
Other payables and accrued expenses	40,661
Collateral on securities loaned	7,229,325
Total liabilities		62,053,876
Net Assets		$3,475,564,724
Net Assets consist of:
Paid in capital		$2,679,869,842
Total accumulated earnings (loss)		795,694,882
Net Assets		$3,475,564,724
Net Asset Value, offering price and redemption price per share ($3,475,564,724 ÷ 320,722,782 shares)		$10.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Interest		$40,107,147
Income from Fidelity Central Funds (including $2,551 from security lending)		43,533
Total income		40,150,680
Expenses
Management fee	$802,870
Custodian fees and expenses	20,243
Independent trustees' fees and expenses	9,177
Registration fees	223,816
Audit	28,639
Legal	2,758
Miscellaneous	20,365
Total expenses before reductions	1,107,868
Expense reductions	(483,626)
Total expenses after reductions		624,242
Net investment income (loss)		39,526,438
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	506,165,478
Fidelity Central Funds	(2,581)
Total net realized gain (loss)		506,162,897
Change in net unrealized appreciation (depreciation) on investment securities		(345,773,770)
Net gain (loss)		160,389,127
Net increase (decrease) in net assets resulting from operations		$199,915,565

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,526,438	$152,827,404
Net realized gain (loss)	506,162,897	14,228,343
Change in net unrealized appreciation (depreciation)	(345,773,770)	627,860,895
Net increase (decrease) in net assets resulting from operations	199,915,565	794,916,642
Distributions to shareholders	(36,058,287)	(143,145,069)
Share transactions
Proceeds from sales of shares	2,961,586,290	6,461,593,978
Reinvestment of distributions	32,533,693	120,722,850
Cost of shares redeemed	(8,967,036,174)	(847,003,140)
Net increase (decrease) in net assets resulting from share transactions	(5,972,916,191)	5,735,313,688
Total increase (decrease) in net assets	(5,809,058,913)	6,387,085,261
Net Assets
Beginning of period	9,284,623,637	2,897,538,376
End of period	$3,475,564,724	$9,284,623,637
Other Information
Shares
Sold	272,286,153	648,927,757
Issued in reinvestment of distributions	2,984,366	11,869,544
Redeemed	(830,806,673)	(84,768,708)
Net increase (decrease)	(555,536,154)	576,028,593

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$10.60	$9.65	$9.55	$9.77	$10.00
Income from Investment Operations
Net investment income (loss)C	.108	.229	.233	.192	.146
Net realized and unrealized gain (loss)	.229	.937	.072	(.247)	(.234)
Total from investment operations	.337	1.166	.305	(.055)	(.088)
Distributions from net investment income	(.097)	(.216)	(.205)	(.165)	(.133)
Distributions from net realized gain	–	–	–	–	(.009)
Total distributions	(.097)	(.216)	(.205)	(.165)	(.142)
Net asset value, end of period	$10.84	$10.60	$9.65	$9.55	$9.77
Total ReturnD,E	3.18%	12.21%	3.23%	(.59)%	(.90)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%H	.08%	.15%	.16%	.41%
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.04%	.10%
Expenses net of all reductions	.03%H	.03%	.03%	.04%	.10%
Net investment income (loss)	1.95%H	2.27%	2.45%	1.95%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$3,475,565	$9,284,624	$2,897,538	$1,081,044	$30,735
Portfolio turnover rateI	102%H	23%	73%	144%	511%

 A For the year ended February 29.

 B For the period March 1, 2016 (commencement of operations) to February 28, 2017.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Fidelity SAI U.S. Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$288,460,445
Gross unrealized depreciation	(4,398,305)
Net unrealized appreciation (depreciation)	$284,062,140
Tax cost	$3,224,291,320

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(969,406)
Long-term	(1,623,789)
Total capital loss carryforward	$(2,593,195)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .04% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity SAI U.S. Treasury Bond Index Fund	$7,472

During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $191. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .03% of average net assets. This reimbursement will remain in place through June 30, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $483,626.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity SAI U.S. Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,031.80	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

UYB-SANN-1020
1.9872607.104

Fidelity® Series Long-Term Treasury Bond Index Fund

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2020

% of fund's investments
1 - 1.99%	7.9
2 - 2.99%	37.0
3 - 3.99%	40.9
4 - 4.99%	9.7
5 - 5.99%	1.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
1.125% 5/15/40	$284,922,000	$279,713,270
1.125% 8/15/40	51,211,000	50,100,049
1.25% 5/15/50 (a)	206,307,000	194,573,289
1.375% 8/15/50	57,356,000	55,850,405
2% 2/15/50	384,017,000	432,199,131
2.25% 8/15/46	133,327,000	156,299,867
2.25% 8/15/49	182,587,000	215,994,715
2.375% 11/15/49	348,093,000	422,878,605
2.5% 2/15/45	126,949,000	155,120,768
2.5% 2/15/46	128,742,000	157,759,239
2.5% 5/15/46	137,416,000	168,549,313
2.75% 8/15/42	93,280,000	118,727,950
2.75% 11/15/42	85,341,000	108,499,747
2.75% 8/15/47	103,893,000	134,013,854
2.75% 11/15/47	102,341,000	132,199,786
2.875% 5/15/43	153,961,000	199,583,974
2.875% 8/15/45	36,332,000	47,397,649
2.875% 11/15/46	134,025,000	176,017,755
2.875% 5/15/49	77,298,000	103,118,346
3% 5/15/42	37,139,000	49,045,241
3% 11/15/44	115,482,000	153,221,157
3% 5/15/45	135,524,000	180,283,978
3% 11/15/45	121,121,000	161,578,253
3% 2/15/47	141,811,000	190,486,518
3% 5/15/47	134,035,000	180,287,546
3% 2/15/48	312,198,000	421,735,597
3% 8/15/48	47,634,000	64,579,423
3% 2/15/49	135,306,000	184,053,158
3.125% 11/15/41	59,163,000	79,428,638
3.125% 2/15/43	114,181,000	153,725,091
3.125% 8/15/44	75,106,000	101,519,255
3.125% 5/15/48	15,828,000	21,879,737
3.375% 5/15/44	237,699,000	333,252,142
3.375% 11/15/48	51,798,000	74,961,418
3.5% 2/15/39	15,614,000	21,805,317
3.625% 8/15/43	88,337,000	127,974,778
3.625% 2/15/44	96,977,000	140,756,812
3.75% 8/15/41	65,152,000	95,086,290
3.75% 11/15/43	144,100,000	212,603,788
3.875% 8/15/40	47,155,000	69,461,526
4.25% 5/15/39	47,740,000	72,853,851
4.25% 11/15/40	61,567,000	95,161,899
4.375% 2/15/38	7,669,000	11,753,941
4.375% 11/15/39	22,162,000	34,432,476
4.375% 5/15/40	74,926,000	117,001,632
4.375% 5/15/41	51,585,000	81,173,834
4.5% 2/15/36 (a)	50,696,000	76,497,491
4.5% 5/15/38	15,609,000	24,283,580
4.5% 8/15/39	51,449,000	80,911,591
4.625% 2/15/40	35,743,000	57,246,045
4.75% 2/15/37	20,223,000	31,754,850
4.75% 2/15/41	19,013,000	31,205,086
5% 5/15/37	22,627,000	36,551,444
5.375% 2/15/31	39,697,000	58,477,093
		7,135,628,188
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,929,643,829)		7,135,628,188
	Shares	Value

Money Market Funds - 3.4%
Fidelity Cash Central Fund 0.12% (b)	38,288,756	$38,296,414
Fidelity Securities Lending Cash Central Fund 0.11% (b)(c)	201,737,619	201,757,793
TOTAL MONEY MARKET FUNDS
(Cost $240,054,207)		240,054,207
TOTAL INVESTMENT IN SECURITIES - 102.9%
(Cost $6,169,698,036)		7,375,682,395
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(204,740,547)
NET ASSETS - 100%		$7,170,941,848

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,483
Fidelity Securities Lending Cash Central Fund	42,516
Total	$75,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$7,135,628,188	$--	$7,135,628,188	$--
Money Market Funds	240,054,207	240,054,207	--	--
Total Investments in Securities:	$7,375,682,395	$240,054,207	$7,135,628,188	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $199,411,011) — See accompanying schedule: Unaffiliated issuers (cost $5,929,643,829)	$7,135,628,188
Fidelity Central Funds (cost $240,054,207)	240,054,207
Total Investment in Securities (cost $6,169,698,036)		$7,375,682,395
Receivable for investments sold		67,935,792
Receivable for fund shares sold		467,306,935
Interest receivable		26,863,360
Distributions receivable from Fidelity Central Funds		37,588
Total assets		7,937,826,070
Liabilities
Payable for investments purchased	$562,555,828
Payable for fund shares redeemed	2,551,718
Other payables and accrued expenses	18,883
Collateral on securities loaned	201,757,793
Total liabilities		766,884,222
Net Assets		$7,170,941,848
Net Assets consist of:
Paid in capital		$5,373,230,942
Total accumulated earnings (loss)		1,797,710,906
Net Assets		$7,170,941,848
Net Asset Value, offering price and redemption price per share ($7,170,941,848 ÷ 698,271,655 shares)		$10.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Interest (including $16,977 from security lending)		$67,603,557
Income from Fidelity Central Funds (including $42,516 from security lending)		75,999
Total income		67,679,556
Expenses
Custodian fees and expenses	$28,287
Independent trustees' fees and expenses	11,109
Commitment fees	8,471
Total expenses before reductions	47,867
Expense reductions	(478)
Total expenses after reductions		47,389
Net investment income (loss)		67,632,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	588,466,003
Fidelity Central Funds	485
Total net realized gain (loss)		588,466,488
Change in net unrealized appreciation (depreciation) on investment securities		(307,301,888)
Net gain (loss)		281,164,600
Net increase (decrease) in net assets resulting from operations		$348,796,767

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,632,167	$237,951,830
Net realized gain (loss)	588,466,488	716,690,289
Change in net unrealized appreciation (depreciation)	(307,301,888)	1,673,690,379
Net increase (decrease) in net assets resulting from operations	348,796,767	2,628,332,498
Distributions to shareholders	(171,314,305)	(755,166,735)
Share transactions
Proceeds from sales of shares	1,595,159,006	2,648,476,554
Reinvestment of distributions	171,313,812	747,981,114
Cost of shares redeemed	(2,187,236,019)	(8,321,844,724)
Net increase (decrease) in net assets resulting from share transactions	(420,763,201)	(4,925,387,056)
Total increase (decrease) in net assets	(243,280,739)	(3,052,221,293)
Net Assets
Beginning of period	7,414,222,587	10,466,443,880
End of period	$7,170,941,848	$7,414,222,587
Other Information
Shares
Sold	153,631,877	281,785,944
Issued in reinvestment of distributions	16,351,518	82,120,391
Redeemed	(208,722,724)	(868,162,755)
Net increase (decrease)	(38,739,329)	(504,256,420)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$10.06	$8.43	$8.36	$8.59	$10.00
Income from Investment Operations
Net investment income (loss)C	.109	.249	.248	.241	.119
Net realized and unrealized gain (loss)	.396	2.319	.069	(.244)	(1.410)
Total from investment operations	.505	2.568	.317	(.003)	(1.291)
Distributions from net investment income	(.107)	(.243)	(.247)	(.227)	(.119)
Distributions from net realized gain	(.188)	(.695)	–	–	–
Total distributions	(.295)	(.938)	(.247)	(.227)	(.119)
Net asset value, end of period	$10.27	$10.06	$8.43	$8.36	$8.59
Total ReturnD,E	4.98%	31.91%	3.84%	(.12)%	(12.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %I	- %I	.19%H
Expenses net of fee waivers, if any	- %H,I	- %I	- %I	- %I	.19%H
Expenses net of all reductions	- %H,I	- %I	- %I	- %I	.19%H
Net investment income (loss)	2.06%H	2.68%	2.98%	2.76%	2.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,170,942	$7,414,223	$10,466,444	$4,380,830	$10,734
Portfolio turnover rateJ	91%H	33%K	23%	15%	45%H

 A For the year ended February 29.

 B For the period July 7, 2016 (commencement of operations) to February 28, 2017.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Fidelity Series Long-Term Treasury Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds and Fidelity managed 529 plans. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,232,158,421
Gross unrealized depreciation	(22,889,079)
Net unrealized appreciation (depreciation)	$1,209,269,342
Tax cost	$6,166,413,053

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments, including accrued interest, valued at $65,239,961 in exchange for 6,383,558 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Series Long-Term Treasury Bond Index Fund	$8,471

During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Fund. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of daily lending revenue, for its services as lending agent. The Fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Total fees paid by the Fund to NFS, as lending agent, amounted to $2,534. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income during the period is presented in the Statement of Operations as a component of interest income. Net income from the Fidelity Securities Lending Cash Central Fund during the period is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $478.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Series Long-Term Treasury Bond Index Fund	- %-C
Actual		$1,000.00	$1,049.80	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

XS8-SANN-1020
1.9872675.104

Fidelity® Short-Term Treasury Bond Index Fund

Fidelity® Intermediate Treasury Bond Index Fund

Fidelity® Long-Term Treasury Bond Index Fund

Semi-Annual Report

August 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Short-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Intermediate Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Long-Term Treasury Bond Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Short-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2020

% of fund's investments
0.01 - 0.99%	19.1
1 - 1.99%	37.1
2 - 2.99%	43.2
7 - 7.99%	0.2
8 - 8.99%	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
U.S. Treasury Obligations	99.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

Fidelity® Short-Term Treasury Bond Index Fund

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
7.125% 2/15/23	$4,761,000	$5,577,251
7.25% 8/15/22	1,725,000	1,965,557
8% 11/15/21	3,503,000	3,834,690
U.S. Treasury Notes:
0.125% 4/30/22	60,483,000	60,466,462
0.125% 5/31/22	65,226,000	65,203,069
0.125% 6/30/22	30,506,000	30,496,467
0.125% 7/31/22	35,685,000	35,672,455
0.125% 8/31/22	24,263,000	24,259,209
0.125% 5/15/23	15,869,000	15,859,082
0.125% 7/15/23	12,756,000	12,748,028
0.25% 4/15/23	32,039,000	32,125,355
0.25% 6/15/23	23,274,000	23,341,276
0.25% 5/31/25	66,486,000	66,470,417
0.25% 6/30/25	51,235,000	51,206,981
0.25% 7/31/25	49,749,000	49,706,247
0.25% 8/31/25	71,838,000	71,765,040
0.375% 3/31/22	25,168,000	25,258,448
0.375% 4/30/25	57,459,000	57,775,473
0.5% 3/15/23	42,053,000	42,435,748
0.5% 3/31/25	51,108,000	51,696,940
1.125% 9/30/21	5,870,000	5,930,534
1.125% 2/28/22	58,458,000	59,309,751
1.125% 2/28/25	55,675,000	57,880,252
1.25% 10/31/21	5,034,000	5,097,712
1.25% 7/31/23	12,011,000	12,393,851
1.25% 8/31/24	39,218,000	40,832,679
1.375% 1/31/22	45,762,000	46,552,109
1.375% 10/15/22	25,352,000	26,013,529
1.375% 2/15/23	43,014,000	44,316,182
1.375% 6/30/23	8,271,000	8,555,962
1.375% 8/31/23	9,952,000	10,315,481
1.375% 9/30/23	46,701,000	48,444,990
1.375% 1/31/25	23,358,000	24,523,163
1.5% 9/30/21	24,855,000	25,214,232
1.5% 10/31/21	9,210,000	9,354,266
1.5% 11/30/21	51,244,000	52,096,732
1.5% 1/31/22	10,339,000	10,535,280
1.5% 8/15/22	19,605,000	20,125,758
1.5% 9/15/22	22,987,000	23,624,530
1.5% 1/15/23	41,446,000	42,781,662
1.5% 2/28/23	3,602,000	3,723,708
1.5% 3/31/23	9,950,000	10,297,861
1.5% 9/30/24	32,261,000	33,940,840
1.5% 10/31/24	26,648,000	28,056,388
1.5% 11/30/24	51,575,000	54,349,171
1.625% 12/31/21	51,406,000	52,412,031
1.625% 8/15/22	8,171,000	8,408,151
1.625% 8/31/22	20,192,000	20,792,239
1.625% 11/15/22	34,456,000	35,581,204
1.625% 12/15/22	20,655,000	21,357,754
1.625% 4/30/23	8,893,000	9,242,815
1.625% 5/31/23	11,556,000	12,025,011
1.625% 10/31/23	8,974,000	9,387,996
1.75% 11/30/21	12,863,000	13,120,260
1.75% 2/28/22	9,953,000	10,191,717
1.75% 3/31/22	55,987,000	57,401,984
1.75% 4/30/22	10,280,000	10,554,267
1.75% 5/15/22	9,373,000	9,627,828
1.75% 5/31/22	20,104,000	20,667,069
1.75% 6/15/22	22,372,000	23,013,447
1.75% 6/30/22	25,239,000	25,978,424
1.75% 7/15/22	25,682,000	26,449,450
1.75% 9/30/22	3,164,000	3,270,414
1.75% 1/31/23	19,447,000	20,204,369
1.75% 5/15/23	3,063,000	3,194,972
1.75% 6/30/24	23,274,000	24,644,984
1.75% 7/31/24	24,314,000	25,772,840
1.75% 12/31/24	41,450,000	44,153,965
1.875% 11/30/21	9,875,000	10,085,615
1.875% 1/31/22	36,892,000	37,784,037
1.875% 2/28/22	17,527,000	17,980,237
1.875% 3/31/22	24,447,000	25,112,608
1.875% 4/30/22	18,212,000	18,734,884
1.875% 5/31/22	9,884,000	10,182,837
1.875% 7/31/22	20,177,000	20,844,575
1.875% 8/31/22	10,725,000	11,096,605
1.875% 9/30/22	26,046,000	26,989,150
1.875% 10/31/22	8,745,000	9,074,304
1.875% 8/31/24	13,805,000	14,716,885
2% 10/31/21	21,317,000	21,773,317
2% 11/15/21	14,721,000	15,050,497
2% 12/31/21	13,628,000	13,962,844
2% 2/15/22	11,413,000	11,717,941
2% 7/31/22	10,059,000	10,416,173
2% 10/31/22	15,716,000	16,347,709
2% 11/30/22	31,713,000	33,036,027
2% 2/15/23	71,345,000	74,594,542
2% 4/30/24	10,594,000	11,290,473
2% 5/31/24	45,928,000	49,008,405
2% 6/30/24	5,177,000	5,531,301
2% 2/15/25	26,763,000	28,844,451
2% 8/15/25	22,660,000	24,579,904
2.125% 9/30/21	14,737,000	15,049,010
2.125% 12/31/21	10,428,000	10,701,328
2.125% 5/15/22	19,376,000	20,027,669
2.125% 6/30/22	11,177,000	11,580,420
2.125% 12/31/22	36,327,000	38,001,448
2.125% 11/30/23	33,695,000	35,824,629
2.125% 2/29/24	20,624,000	22,016,926
2.125% 3/31/24	36,376,000	38,888,218
2.125% 7/31/24	11,597,000	12,464,963
2.125% 9/30/24	3,566,000	3,841,947
2.125% 11/30/24	11,860,000	12,810,190
2.125% 5/15/25	19,474,000	21,168,086
2.25% 4/15/22	21,217,000	21,938,875
2.25% 12/31/23	46,911,000	50,137,964
2.25% 1/31/24	32,721,000	35,025,530
2.25% 4/30/24	32,683,000	35,134,225
2.25% 10/31/24	8,590,000	9,312,097
2.25% 11/15/24	31,103,000	33,740,680
2.25% 12/31/24	9,439,000	10,256,432
2.375% 3/15/22	15,870,000	16,412,432
2.375% 1/31/23	43,821,000	46,183,226
2.375% 2/29/24	33,692,000	36,261,015
2.375% 8/15/24	34,873,000	37,844,016
2.5% 1/15/22	17,986,000	18,564,222
2.5% 2/15/22	22,176,000	22,934,835
2.5% 3/31/23	21,108,000	22,389,321
2.5% 8/15/23	17,029,000	18,204,400
2.5% 1/31/24	35,606,000	38,415,536
2.5% 5/15/24	35,174,000	38,167,912
2.5% 1/31/25	7,435,000	8,172,691
2.625% 12/15/21	48,975,000	50,536,078
2.625% 2/28/23	34,132,000	36,245,251
2.625% 6/30/23	19,528,000	20,891,909
2.625% 12/31/23	42,575,000	46,032,556
2.75% 9/15/21	18,851,000	19,357,621
2.75% 4/30/23	32,250,000	34,479,785
2.75% 5/31/23	26,929,000	28,848,743
2.75% 7/31/23	4,030,000	4,334,296
2.75% 8/31/23	41,757,000	44,991,536
2.75% 11/15/23	20,745,000	22,452,411
2.75% 2/15/24	69,319,000	75,452,104
2.75% 2/28/25	46,923,000	52,176,176
2.875% 10/15/21	8,840,000	9,107,963
2.875% 11/15/21	43,017,000	44,428,495
2.875% 9/30/23	21,696,000	23,503,717
2.875% 10/31/23	26,359,000	28,609,811
2.875% 11/30/23	24,497,000	26,638,574
		3,747,896,599
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,653,822,051)		3,747,896,599
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.12% (a)
(Cost $11,966,483)	11,964,090	11,966,483
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $3,665,788,534)		3,759,863,082
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,959,395
NET ASSETS - 100%		$3,765,822,477

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,393
Fidelity Securities Lending Cash Central Fund	2,803
Total	$13,196

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,747,896,599	$--	$3,747,896,599	$--
Money Market Funds	11,966,483	11,966,483	--	--
Total Investments in Securities:	$3,759,863,082	$11,966,483	$3,747,896,599	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Short-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,653,822,051)	$3,747,896,599
Fidelity Central Funds (cost $11,966,483)	11,966,483
Total Investment in Securities (cost $3,665,788,534)		$3,759,863,082
Receivable for investments sold		109,674,675
Receivable for fund shares sold		220,159,589
Interest receivable		11,557,388
Distributions receivable from Fidelity Central Funds		463
Total assets		4,101,255,197
Liabilities
Payable for investments purchased	$327,700,780
Payable for fund shares redeemed	6,985,481
Distributions payable	657,674
Accrued management fee	88,785
Total liabilities		335,432,720
Net Assets		$3,765,822,477
Net Assets consist of:
Paid in capital		$3,657,040,216
Total accumulated earnings (loss)		108,782,261
Net Assets		$3,765,822,477
Net Asset Value, offering price and redemption price per share ($3,765,822,477 ÷ 346,075,326 shares)		$10.88

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Interest (including $16,850 from security lending)		$24,132,570
Income from Fidelity Central Funds (including $2,803 from security lending)		13,196
Total income		24,145,766
Expenses
Management fee	$505,458
Independent trustees' fees and expenses	4,968
Commitment fees	3,654
Total expenses before reductions	514,080
Expense reductions	(328)
Total expenses after reductions		513,752
Net investment income (loss)		23,632,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,580,461
Fidelity Central Funds	(1,960)
Total net realized gain (loss)		14,578,501
Change in net unrealized appreciation (depreciation) on investment securities		23,783,141
Net gain (loss)		38,361,642
Net increase (decrease) in net assets resulting from operations		$61,993,656

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,632,014	$45,687,301
Net realized gain (loss)	14,578,501	3,050,522
Change in net unrealized appreciation (depreciation)	23,783,141	83,430,408
Net increase (decrease) in net assets resulting from operations	61,993,656	132,168,231
Distributions to shareholders	(21,915,598)	(41,722,112)
Share transactions
Proceeds from sales of shares	2,558,862,537	1,457,023,913
Reinvestment of distributions	17,303,767	33,319,103
Cost of shares redeemed	(1,420,956,690)	(897,135,777)
Net increase (decrease) in net assets resulting from share transactions	1,155,209,614	593,207,239
Total increase (decrease) in net assets	1,195,287,672	683,653,358
Net Assets
Beginning of period	2,570,534,805	1,886,881,447
End of period	$3,765,822,477	$2,570,534,805
Other Information
Shares
Sold	235,440,654	138,870,001
Issued in reinvestment of distributions	1,588,494	3,164,786
Redeemed	(130,655,634)	(85,473,067)
Net increase (decrease)	106,373,514	56,561,720

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Short-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018B
Selected Per–Share Data
Net asset value, beginning of period	$10.72	$10.30	$10.22	$10.40
Income from Investment Operations
Net investment income (loss)C	.076	.217	.191	.061
Net realized and unrealized gain (loss)	.155	.402	.065	(.182)
Total from investment operations	.231	.619	.256	(.121)
Distributions from net investment income	(.071)	(.199)	(.176)	(.059)
Total distributions	(.071)	(.199)	(.176)	(.059)
Net asset value, end of period	$10.88	$10.72	$10.30	$10.22
Total ReturnD,E	2.16%	6.06%	2.53%	(1.17)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.03%	.03%	.03%H
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.03%H
Expenses net of all reductions	.03%H	.03%	.03%	.03%H
Net investment income (loss)	1.39%H	2.07%	1.85%	1.49%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,765,822	$2,570,535	$1,886,881	$483
Portfolio turnover rateI	58%H	46%	46%	41%

 A For the year ended February 29.

 B For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2020

% of fund's investments
0.01 - 0.99%	17.4
1 - 1.99%	30.3
2 - 2.99%	41.5
3 - 3.99%	7.5
5 - 5.99%	0.7
6 - 6.99%	1.6

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
U.S. Treasury Obligations	99.4%
Short-Term Investments and Net Other Assets (Liabilities)	0.6%

Fidelity® Intermediate Treasury Bond Index Fund

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.4%
	Principal Amount	Value
U.S. Treasury Obligations - 99.4%
U.S. Treasury Bonds:
5.25% 11/15/28	$8,521,000	$11,730,688
5.25% 2/15/29	794,000	1,100,341
5.5% 8/15/28	14,741,000	20,432,984
6% 2/15/26	6,687,000	8,738,028
6.125% 11/15/27	15,013,000	21,037,553
6.25% 5/15/30	16,906,000	25,816,651
6.375% 8/15/27	2,958,000	4,157,608
6.5% 11/15/26	3,128,000	4,301,611
6.625% 2/15/27	4,115,000	5,742,032
6.75% 8/15/26	3,119,000	4,293,255
U.S. Treasury Notes:
0.375% 7/31/27	105,365,000	104,558,299
0.5% 4/30/27	69,796,000	69,959,584
0.5% 5/31/27	83,528,000	83,678,090
0.5% 6/30/27	108,935,000	109,088,190
0.5% 8/31/27	93,204,000	93,247,689
0.625% 3/31/27	49,021,000	49,555,252
0.625% 5/15/30	185,866,000	184,588,171
0.625% 8/15/30	94,115,000	93,335,610
1.125% 2/28/27	71,180,000	74,274,662
1.375% 8/31/26	74,827,000	79,179,242
1.5% 8/15/26	104,890,000	111,724,239
1.5% 1/31/27	62,641,300	66,857,353
1.5% 2/15/30	150,718,000	162,163,148
1.625% 2/15/26	84,258,000	90,123,147
1.625% 5/15/26	83,856,000	89,834,015
1.625% 9/30/26	54,483,000	58,488,352
1.625% 10/31/26	54,169,000	58,168,195
1.625% 11/30/26	104,695,000	112,473,512
1.625% 8/15/29 (a)	130,185,000	141,352,432
1.75% 12/31/26	71,930,000	77,878,274
1.75% 11/15/29	93,546,000	102,739,818
1.875% 6/30/26	83,099,000	90,298,749
1.875% 7/31/26	51,781,000	56,305,769
2% 11/15/26	75,942,000	83,307,781
2.125% 5/31/26	53,866,000	59,256,808
2.25% 11/15/25	91,238,200	100,397,659
2.25% 3/31/26	39,999,000	44,205,145
2.25% 2/15/27	105,827,000	118,026,042
2.25% 8/15/27	82,651,000	92,633,691
2.25% 11/15/27	140,400,000	157,741,593
2.375% 4/30/26	38,468,000	42,818,190
2.375% 5/15/27	102,312,000	115,228,890
2.375% 5/15/29	77,968,000	89,529,193
2.5% 2/28/26	64,167,000	71,744,221
2.625% 12/31/25	75,092,000	84,246,771
2.625% 1/31/26	78,555,000	88,251,633
2.625% 2/15/29	150,827,000	175,860,747
2.75% 2/15/28	115,268,000	133,999,050
2.875% 11/30/25	65,638,000	74,414,519
2.875% 5/15/28	109,820,000	129,081,398
2.875% 8/15/28	185,932,000	219,269,026
3% 9/30/25	71,523,000	81,290,360
3% 10/31/25	84,394,000	96,064,108
3.125% 11/15/28	133,287,000	160,350,509
		4,484,939,877
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,207,832,650)		4,484,939,877
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.12% (b)	23,554,786	$23,559,497
Fidelity Securities Lending Cash Central Fund 0.11% (b)(c)	22,261,846	22,264,073
TOTAL MONEY MARKET FUNDS
(Cost $45,823,570)		45,823,570
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $4,253,656,220)		4,530,763,447
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(17,867,484)
NET ASSETS - 100%		$4,512,895,963

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,838
Fidelity Securities Lending Cash Central Fund	12,978
Total	$24,816

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$4,484,939,877	$--	$4,484,939,877	$--
Money Market Funds	45,823,570	45,823,570	--	--
Total Investments in Securities:	$4,530,763,447	$45,823,570	$4,484,939,877	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Intermediate Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,853,368) — See accompanying schedule: Unaffiliated issuers (cost $4,207,832,650)	$4,484,939,877
Fidelity Central Funds (cost $45,823,570)	45,823,570
Total Investment in Securities (cost $4,253,656,220)		$4,530,763,447
Receivable for investments sold		183,777,217
Receivable for fund shares sold		21,989,295
Interest receivable		14,655,232
Distributions receivable from Fidelity Central Funds		11,569
Other receivables		101
Total assets		4,751,196,861
Liabilities
Payable for investments purchased	$205,314,886
Payable for fund shares redeemed	10,031,759
Distributions payable	579,000
Accrued management fee	111,180
Collateral on securities loaned	22,264,073
Total liabilities		238,300,898
Net Assets		$4,512,895,963
Net Assets consist of:
Paid in capital		$4,164,994,162
Total accumulated earnings (loss)		347,901,801
Net Assets		$4,512,895,963
Net Asset Value, offering price and redemption price per share ($4,512,895,963 ÷ 375,572,929 shares)		$12.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Interest (including $125,628 from security lending)		$33,298,876
Income from Fidelity Central Funds (including $12,978 from security lending)		24,816
Total income		33,323,692
Expenses
Management fee	$590,756
Independent trustees' fees and expenses	5,899
Commitment fees	4,362
Total expenses before reductions	601,017
Expense reductions	(35)
Total expenses after reductions		600,982
Net investment income (loss)		32,722,710
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,362,289
Fidelity Central Funds	3,665
Total net realized gain (loss)		65,365,954
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	42,508,130
Fidelity Central Funds	(3,827)
Total change in net unrealized appreciation (depreciation)		42,504,303
Net gain (loss)		107,870,257
Net increase (decrease) in net assets resulting from operations		$140,592,967

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,722,710	$62,687,750
Net realized gain (loss)	65,365,954	42,046,132
Change in net unrealized appreciation (depreciation)	42,504,303	239,277,074
Net increase (decrease) in net assets resulting from operations	140,592,967	344,010,956
Distributions to shareholders	(33,815,666)	(58,253,066)
Share transactions
Proceeds from sales of shares	2,395,490,549	2,037,746,906
Reinvestment of distributions	30,353,694	52,509,013
Cost of shares redeemed	(1,528,609,078)	(1,159,880,411)
Net increase (decrease) in net assets resulting from share transactions	897,235,165	930,375,508
Total increase (decrease) in net assets	1,004,012,466	1,216,133,398
Net Assets
Beginning of period	3,508,883,497	2,292,750,099
End of period	$4,512,895,963	$3,508,883,497
Other Information
Shares
Sold	199,966,739	184,099,152
Issued in reinvestment of distributions	2,524,191	4,717,754
Redeemed	(128,213,129)	(104,992,810)
Net increase (decrease)	74,277,801	83,824,096

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018 B
Selected Per–Share Data
Net asset value, beginning of period	$11.65	$10.54	$10.37	$10.77
Income from Investment Operations
Net investment income (loss)C	.100	.255	.258	.091
Net realized and unrealized gain (loss)	.375	1.092	.153	(.405)
Total from investment operations	.475	1.347	.411	(.314)
Distributions from net investment income	(.095)	(.237)	(.241)	(.086)
Distributions from net realized gain	(.010)	–	–	–
Total distributions	(.105)	(.237)	(.241)	(.086)
Net asset value, end of period	$12.02	$11.65	$10.54	$10.37
Total ReturnD,E	4.08%	12.91%	4.02%	(2.94)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.03%	.03%	.03%H
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.03%H
Expenses net of all reductions	.03%H	.03%	.03%	.03%H
Net investment income (loss)	1.65%H	2.30%	2.47%	2.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,512,896	$3,508,883	$2,292,750	$97,998
Portfolio turnover rateI	53%H	58%	65%	43%

 A For the year ended February 29.

 B For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2020

% of fund's investments
1 - 1.99%	9.1
2 - 2.99%	33.4
3 - 3.99%	43.9
4 - 4.99%	10.1
5 - 5.99%	0.9

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2020
U.S. Treasury Obligations	99.7%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

Fidelity® Long-Term Treasury Bond Index Fund

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Obligations - 99.7%
U.S. Treasury Bonds:
1.125% 5/15/40	$117,386,000	$115,240,037
1.125% 8/15/40	34,635,000	34,007,241
1.25% 5/15/50 (a)	86,007,000	81,115,352
1.375% 8/15/50	62,384,000	60,746,420
2% 2/15/50	104,191,900	117,264,727
2.25% 8/15/46	41,823,000	49,029,299
2.25% 8/15/49	55,428,000	65,569,592
2.375% 11/15/49	87,695,000	106,535,723
2.5% 2/15/45	52,075,000	63,631,175
2.5% 2/15/46	45,754,000	56,066,522
2.5% 5/15/46	47,721,000	58,532,789
2.75% 8/15/42	15,352,000	19,540,218
2.75% 11/15/42	37,779,000	48,030,981
2.75% 8/15/47	51,406,000	66,309,724
2.75% 11/15/47	64,020,000	82,698,335
2.875% 5/15/43	68,653,000	88,996,814
2.875% 8/15/45	60,823,500	79,348,532
2.875% 11/15/46	57,732,000	75,820,608
2.875% 5/15/49	70,838,000	94,500,471
3% 5/15/42	26,659,000	35,205,501
3% 11/15/44	59,463,000	78,895,323
3% 5/15/45	53,800,000	71,568,711
3% 11/15/45	60,521,000	80,736,433
3% 2/15/47	59,404,000	79,793,959
3% 5/15/47	56,467,000	75,952,526
3% 2/15/48	83,715,000	113,087,193
3% 8/15/48	60,854,000	82,502,335
3% 2/15/49	66,731,000	90,772,407
3.125% 11/15/41	22,170,000	29,764,091
3.125% 2/15/42	20,406,000	27,454,838
3.125% 2/15/43	49,893,000	67,172,349
3.125% 8/15/44	22,310,300	30,156,379
3.125% 5/15/48	85,119,000	117,663,717
3.375% 5/15/44	14,570,300	20,427,447
3.375% 11/15/48	48,393,000	70,033,745
3.5% 2/15/39	10,281,000	14,357,657
3.625% 8/15/43	64,538,000	93,496,907
3.625% 2/15/44	53,554,000	77,730,702
3.75% 8/15/41	21,581,000	31,496,458
3.75% 11/15/43	58,468,000	86,263,139
3.875% 8/15/40	22,725,000	33,474,990
4.25% 5/15/39	10,932,000	16,682,830
4.25% 11/15/40	12,299,000	19,010,122
4.375% 2/15/38	8,066,000	12,362,405
4.375% 11/15/39	22,043,000	34,247,589
4.375% 5/15/40	23,064,000	36,015,878
4.375% 5/15/41	22,810,000	35,893,673
4.5% 2/15/36	34,521,000	52,090,301
4.5% 5/15/38	3,310,000	5,149,507
4.5% 8/15/39	13,889,000	21,842,623
4.625% 2/15/40	24,872,000	39,835,034
4.75% 2/15/37	5,879,000	9,231,408
4.75% 2/15/41	24,283,000	39,854,474
5% 5/15/37	2,509,000	4,053,015
5.375% 2/15/31	16,061,000	23,659,233
		3,120,919,459
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,552,786,651)		3,120,919,459
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.12% (b)	15,237,036	$15,240,084
Fidelity Securities Lending Cash Central Fund 0.11% (b)(c)	68,999,820	69,006,720
TOTAL MONEY MARKET FUNDS
(Cost $84,246,804)		84,246,804
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $2,637,033,455)		3,205,166,263
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(74,368,039)
NET ASSETS - 100%		$3,130,798,224

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,578
Fidelity Securities Lending Cash Central Fund	9,308
Total	$15,886

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,120,919,459	$--	$3,120,919,459	$--
Money Market Funds	84,246,804	84,246,804	--	--
Total Investments in Securities:	$3,205,166,263	$84,246,804	$3,120,919,459	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Long-Term Treasury Bond Index Fund

Financial Statements

Statement of Assets and Liabilities

		August 31, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $68,287,900) — See accompanying schedule: Unaffiliated issuers (cost $2,552,786,651)	$3,120,919,459
Fidelity Central Funds (cost $84,246,804)	84,246,804
Total Investment in Securities (cost $2,637,033,455)		$3,205,166,263
Receivable for investments sold		80,060,002
Receivable for fund shares sold		17,274,362
Interest receivable		12,033,548
Distributions receivable from Fidelity Central Funds		9,029
Total assets		3,314,543,204
Liabilities
Payable for investments purchased	$106,747,959
Payable for fund shares redeemed	7,329,514
Distributions payable	581,798
Accrued management fee	78,989
Collateral on securities loaned	69,006,720
Total liabilities		183,744,980
Net Assets		$3,130,798,224
Net Assets consist of:
Paid in capital		$2,503,640,557
Total accumulated earnings (loss)		627,157,667
Net Assets		$3,130,798,224
Net Asset Value, offering price and redemption price per share ($3,130,798,224 ÷ 186,730,762 shares)		$16.77

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2020 (Unaudited)
Investment Income
Interest (including $14,093 from security lending)		$30,982,057
Income from Fidelity Central Funds (including $9,308 from security lending)		15,886
Total income		30,997,943
Expenses
Management fee	$443,052
Independent trustees' fees and expenses	4,496
Commitment fees	3,303
Total expenses before reductions	450,851
Expense reductions	(524)
Total expenses after reductions		450,327
Net investment income (loss)		30,547,616
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	67,445,029
Fidelity Central Funds	3,357
Total net realized gain (loss)		67,448,386
Change in net unrealized appreciation (depreciation) on investment securities		29,980,078
Net gain (loss)		97,428,464
Net increase (decrease) in net assets resulting from operations		$127,976,080

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2020 (Unaudited)	Year ended February 29, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,547,616	$61,486,400
Net realized gain (loss)	67,448,386	88,210,415
Change in net unrealized appreciation (depreciation)	29,980,078	521,481,492
Net increase (decrease) in net assets resulting from operations	127,976,080	671,178,307
Distributions to shareholders	(29,936,309)	(60,275,278)
Share transactions
Proceeds from sales of shares	1,584,654,059	1,614,519,283
Reinvestment of distributions	27,180,676	55,064,909
Cost of shares redeemed	(1,270,286,338)	(1,955,319,533)
Net increase (decrease) in net assets resulting from share transactions	341,548,397	(285,735,341)
Total increase (decrease) in net assets	439,588,168	325,167,688
Net Assets
Beginning of period	2,691,210,056	2,366,042,368
End of period	$3,130,798,224	$2,691,210,056
Other Information
Shares
Sold	93,339,667	113,255,535
Issued in reinvestment of distributions	1,588,390	3,867,335
Redeemed	(75,346,250)	(138,776,901)
Net increase (decrease)	19,581,807	(21,654,031)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Long-Term Treasury Bond Index Fund

	Six months ended (Unaudited) August 31,	Years endedFebruary 28,
	2020	2020 A	2019	2018B
Selected Per–Share Data
Net asset value, beginning of period	$16.10	$12.53	$12.42	$13.06
Income from Investment Operations
Net investment income (loss)C	.176	.378	.381	.136
Net realized and unrealized gain (loss)	.667	3.562	.101	(.627)
Total from investment operations	.843	3.940	.482	(.491)
Distributions from net investment income	(.173)	(.370)	(.372)	(.149)
Total distributions	(.173)	(.370)	(.372)	(.149)
Net asset value, end of period	$16.77	$16.10	$12.53	$12.42
Total ReturnD,E	5.22%	31.86%	3.94%	(3.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.03%H	.03%	.03%	.03%H
Expenses net of fee waivers, if any	.03%H	.03%	.03%	.03%H
Expenses net of all reductions	.03%H	.03%	.03%	.03%H
Net investment income (loss)	2.06%H	2.69%	3.04%	3.05%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,130,798	$2,691,210	$2,366,042	$314,669
Portfolio turnover rateI	42%H	54%	34%	24%

 A For the year ended February 29.

 B For the period October 4, 2017 (commencement of sale of shares) to February 28, 2018.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2020

1. Organization.

Fidelity Short-Term Treasury Bond Index Fund, Fidelity Intermediate Treasury Bond Index Fund and Fidelity Long-Term Treasury Bond Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2020 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Short-Term Treasury Bond Index Fund	$3,661,129,600	$98,953,008	$(219,526)	$98,733,482
Fidelity Intermediate Treasury Bond Index Fund	4,249,566,641	284,637,860	(3,441,054)	281,196,806
Fidelity Long-Term Treasury Bond Index Fund	2,637,922,407	583,626,956	(16,383,100)	567,243,856

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity Short-Term Treasury Bond Index Fund	$(–)	$(5,805,124)	$(5,805,124)
Fidelity Long-Term Treasury Bond Index Fund	(6,858,066)	(–)	(6,858,066)

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .03% of each Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Short-Term Treasury Bond Index Fund	$3,654
Fidelity Intermediate Treasury Bond Index Fund	4,362
Fidelity Long-Term Treasury Bond Index Fund	3,303

During the period, there were no borrowings on this line of credit.

6. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Total security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from Fidelity Central Funds is presented in the Statement of Operations as a component of income from Fidelity Central Funds. During the period, there were no securities loaned to NFS. Affiliated security lending activity was as follows:

Total Security Lending Income Fees Paid to NFS
Fidelity Short-Term Treasury Bond Index Fund	$80
Fidelity Intermediate Treasury Bond Index Fund	$949
Fidelity Long-Term Treasury Bond Index Fund	$589

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Short-Term Treasury Bond Index Fund	$328
Fidelity Intermediate Treasury Bond Index Fund	35
Fidelity Long-Term Treasury Bond Index Fund	524

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2020 to August 31, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2020	Ending Account Value August 31, 2020	Expenses Paid During Period-B March 1, 2020 to August 31, 2020
Fidelity Short-Term Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,021.60	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15
Fidelity Intermediate Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,040.80	$.15
Hypothetical-C		$1,000.00	$1,025.05	$.15
Fidelity Long-Term Treasury Bond Index Fund	.03%
Actual		$1,000.00	$1,052.20	$.16
Hypothetical-C		$1,000.00	$1,025.05	$.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

LBX-I-SANN-1020
1.9885079.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 19, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 19, 2020